Other (Expense) Income, Net - Summary of Other Income (Expense), Net (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Other Income And Expenses [line items]
Guarantee payments	$ 10
Leagold [member]
Other Income And Expenses [line items]
Gain on investments	$ 13